IMPAIRMENT - Key assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key assumptions for determining the recoverable amount
Maturity period for an United States Treasury bond	20 years
Percentage of equity market risk premium	5.40%	6.00%
Median historical capital structure	5 years
Cash flow forecasts for license and spectrum payments	5 years
Russia
Key assumptions for determining the recoverable amount
Discount rate (local currency)	10.30%	10.60%	9.70%
Average annual revenue growth rate during forecast period	1.10%	1.90%	2.40%
Terminal growth rate	1.30%	1.00%	1.00%
Average operating margin	34.60%	36.40%	38.60%
Average CAPEX as a percentage of revenue	19.80%	15.70%	15.90%
Ukraine
Key assumptions for determining the recoverable amount
Discount rate (local currency)	16.30%	17.10%	17.20%
Average annual revenue growth rate during forecast period	4.40%	3.90%	3.60%
Terminal growth rate	4.00%	2.00%	1.00%
Average operating margin	54.00%	49.90%	44.90%
Average CAPEX as a percentage of revenue	16.30%	15.60%	17.00%
Algeria
Key assumptions for determining the recoverable amount
Discount rate (local currency)	11.10%	10.70%	9.80%
Average annual revenue growth rate during forecast period	0.70%	1.00%	(0.80%)
Terminal growth rate	0.90%	3.00%	3.00%
Average operating margin	44.00%	46.20%	50.80%
Average CAPEX as a percentage of revenue	15.10%	14.80%	15.80%
Pakistan
Key assumptions for determining the recoverable amount
Discount rate (local currency)	14.40%	15.00%	14.30%
Average annual revenue growth rate during forecast period	3.50%	5.00%	7.60%
Terminal growth rate	4.00%	4.00%	4.00%
Average operating margin	47.90%	43.60%	33.30%
Average CAPEX as a percentage of revenue	16.70%	15.30%	14.30%
Bangladesh
Key assumptions for determining the recoverable amount
Discount rate (local currency)	12.20%	12.70%	11.90%
Average annual revenue growth rate during forecast period	0.60%	5.00%	6.40%
Terminal growth rate	4.00%	4.60%	4.70%
Average operating margin	35.40%	38.70%	44.90%
Average CAPEX as a percentage of revenue	14.90%	14.30%	14.60%
Kazakhstan
Key assumptions for determining the recoverable amount
Discount rate (local currency)	8.40%	10.80%	12.40%
Average annual revenue growth rate during forecast period	2.80%	3.20%	4.40%
Terminal growth rate	1.10%	2.40%	2.00%
Average operating margin	46.50%	44.50%	43.60%
Average CAPEX as a percentage of revenue	17.70%	17.90%	18.80%
Kyrgyzstan
Key assumptions for determining the recoverable amount
Discount rate (local currency)	14.80%	15.50%	14.50%
Average annual revenue growth rate during forecast period	2.80%	(1.50%)	(1.80%)
Terminal growth rate	5.00%	3.50%	2.50%
Average operating margin	39.90%	42.00%	43.90%
Average CAPEX as a percentage of revenue	17.20%	16.40%	17.00%
Uzbekistan
Key assumptions for determining the recoverable amount
Discount rate (local currency)	13.10%	15.30%	15.40%
Average annual revenue growth rate during forecast period	5.50%	6.90%	1.70%
Terminal growth rate	6.30%	6.50%	1.00%
Average operating margin	43.90%	42.90%	58.20%
Average CAPEX as a percentage of revenue	16.20%	14.10%	18.20%
Armenia
Key assumptions for determining the recoverable amount
Discount rate (local currency)	12.50%	13.00%	12.00%
Average annual revenue growth rate during forecast period	0.20%	(1.00%)	(2.80%)
Terminal growth rate	0.80%	3.00%	1.00%
Average operating margin	23.60%	29.70%	37.80%
Average CAPEX as a percentage of revenue	21.00%	19.60%	14.10%
Georgia
Key assumptions for determining the recoverable amount
Discount rate (local currency)	10.60%	11.00%	10.30%
Average annual revenue growth rate during forecast period	2.10%	5.60%	6.40%
Terminal growth rate	3.00%	1.00%	1.00%
Average operating margin	24.50%	25.20%	25.70%
Average CAPEX as a percentage of revenue	23.80%	23.30%	17.30%